Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
Voyage revenues	$ 137,165	$ 130,901	$ 127,135
EXPENSES:
Voyage expenses	(1,275)	(1,078)	(1,148)
Voyage expenses-related party	(1,719)	(1,631)	(1,654)
Vessel operating expenses	(28,830)	(28,351)	(25,042)
Dry-docking and special survey costs	0	0	(7,422)
General and administrative expenses	(1,795)	(1,985)	(1,452)
General and administrative expenses- related party	(733)	(723)	(757)
Management fees-related party	(6,752)	(6,537)	(6,347)
Depreciation	(31,797)	(30,680)	(30,330)
Operating income	64,264	59,916	52,983
OTHER INCOME/(EXPENSES):
Interest and finance costs	(27,058)	(58,591)	(50,490)
Interest income	221	2,331	1,051
Loss on derivative financial instruments	(3,148)	0	0
Other, net	(227)	(43)	69
Total other expenses, net	(30,212)	(56,303)	(49,370)
Partnership's Net Income	34,052	3,613	3,613
Common unitholders' interest in Net Income	22,466	(7,942)	(4,042)
Preferred unitholders' interest in Net Income	11,563	11,563	7,659
Subordinated unitholders' interest in Net Income	0	0	0
General Partner's interest in Net Income	$ 23	$ (8)	$ (4)
(Loss)/Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ 0.63	$ (0.22)	$ (0.11)
Weighted average number of units outstanding, basic and diluted:
Common units	35,546,823	35,490,000	35,490,000
Series A Preferred
OTHER INCOME/(EXPENSES):
Partnership's Net Income	$ 6,750	$ 6,750	$ 6,750
Series B Preferred
OTHER INCOME/(EXPENSES):
Partnership's Net Income	4,813	4,813	909
Preferred Partner | Series A Preferred
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	6,750	6,750	6,750
Preferred Partner | Series B Preferred
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 4,813	$ 4,813	$ 909